Subsequent Events (Details Narrative)									3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2024 USD ($) ft²	Jul. 25, 2024	Jun. 19, 2024	Apr. 01, 2024 USD ($) $ / shares shares	Aug. 22, 2023 shares	Aug. 01, 2023 USD ($) ft²	Apr. 27, 2023 shares	Jan. 01, 2022 USD ($) ft²	Dec. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Oct. 07, 2024 USD ($)	Sep. 25, 2024 shares	Sep. 24, 2024 shares	Jun. 14, 2024 shares	Mar. 01, 2024 shares	Jan. 01, 2024	Dec. 03, 2021 ft²
Subsequent Event [Line Items]
Area of Land | ft²								5,778														5,778
Lease term								39 months
Monthly lease payment								$ 21,773						$ 251,403	$ 246,538
Proceeds from Notes Payable											$ 250,000	$ 250,000		$ 250,000	$ 2,191,308
Stock sold for cash (ATM) - net of offering costs, shares | shares											363,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 2.21
Listing value of requirred shares | shares					2,500,000
Common stock shares authorized | shares							50,000,000			50,000,000	500,000,000			500,000,000	500,000,000		500,000,000	50,000,000
Reverse stock split		1:2.5 reverse stock split					1:8 reverse stock split
Cash											$ 828,185			$ 226,985	$ 2,066,793
Stock sold for cash (ATM) - net										$ 25,308				$ 25,308
Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable											$ 5,000,000
Promissory note											150.00%			7.00%
Common stock shares authorized | shares														100,000	100,000
Cash											$ 83,373			$ 544,276	$ 1,457
Stock sold for cash (ATM) - net														3,700,000
Minimum [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Annual interest percentage											5.00%										5.00%
Maximum [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Annual interest percentage											6.00%										6.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount				$ 1,070,000
Debt Conversion, Original Debt, Amount				100,000
Proceeds from Notes Payable				970,000
Increase in accrued interest				$ 3,000,000
Common stock shares authorized | shares																			500,000,000
Reverse stock split			1:2.5 reverse stock split
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Promissory note									7.00%				7.00%
Common stock shares authorized | shares																				1,000,000,000
Payoff amount																$ 3,700,000
Cash									$ 5,500,000				$ 5,500,000
Stock sold for cash (ATM) - net													$ 3,700,000
Subsequent Event [Member] | Purchase Agreement [Member] | Convertible Promissory Note [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Principal amount	$ 5,000,000
Promissory note	2.00%
Annual interest percentage	12.00%
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares | shares				156,000
Subsequent Event [Member] | Michael Farkas [Member]
Subsequent Event [Line Items]
Controlling interest rate				20.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Promissory note				8.00%
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 1.75
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Promissory note				18.00%
Related Party [Member]
Subsequent Event [Line Items]
Area of Land | ft²						1,200
Monthly lease payment						$ 6,955					$ 63,012
Lease rate						3.00%
Lease right of use asset						$ 316,557					$ 230,606			$ 286,397
Related Party [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Common stock shares authorized | shares											1,000,000,000			1,000,000,000
Annual interest percentage															8.00%
Related Party [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Area of Land | ft²	3,500
Lease term	36 months
Monthly lease payment	$ 10,300
Lease rate	3.00%
Lease right of use asset	$ 340,368
Forecast [Member]
Subsequent Event [Line Items]
Gain on lease termination									$ 4,053